Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

The Business

Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by marketers to power webinars, trainings, virtual events, and on-demand video content.

Close of the Merger

On December 14, 2023 (the “Closing Date”), 7GC & Co. Holdings Inc. (“7GC”), our predecessor company, consummated the business combination pursuant to the Agreement and Plan of Merger and Reorganization, dated as of December 8, 2022 (the “Original Merger Agreement”), by and among 7GC, Banzai International, Inc. (“Legacy Banzai”), 7GC Merger Sub I, Inc., an indirect wholly owned subsidiary of 7GC (“First Merger Sub”), and 7GC Merger Sub II, LLC, a direct wholly owned subsidiary of 7GC (“Second Merger Sub”), as amended by the Amendment to Agreement and Plan of Merger, dated as of August 4, 2023 (the “Merger Agreement Amendment” and, together with the Original Merger Agreement, the “Merger Agreement”), by and between 7GC and Legacy Banzai.

Pursuant to the terms of the Merger Agreement, a business combination between 7GC and Legacy Banzai was effected through (a) the merger of First Merger Sub with and into Legacy Banzai, with Legacy Banzai surviving as a wholly-owned subsidiary of 7GC (Legacy Banzai, in its capacity as the surviving corporation of the merger, the “Surviving Corporation”) (the “First Merger”) and (b) the subsequent merger of the Surviving Corporation with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger, which ultimately resulted in Legacy Banzai becoming a wholly-owned direct subsidiary of 7GC (the “Second Merger” and, together with the First Merger, the “Mergers” and, collectively with the other transactions described in the Merger Agreement, the “Merger”). On the Closing Date, and in connection with the closing of the Merger (the “Closing”), 7GC changed its name to Banzai International, Inc.

Although 7GC was the legal acquirer of Legacy Banzai in the merger, Legacy Banzai is deemed to be the accounting acquirer, and the historical financial statements of Legacy Banzai became the basis for the historical financial statements of the Company upon the closing of the merger.

As a result, the financial statements included here reflect (i) the historical operating results of Legacy Banzai prior to the merger; (ii) the combined results of 7GC and Legacy Banzai following the close of the merger; (iii) the assets and liabilities of Legacy Banzai at their historical cost and (iv) the Legacy Banzai’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger.

The aggregate consideration payable to securityholders of Legacy Banzai at the Closing consisted of a number of shares of Class A Common Stock or shares of Class B Common Stock, and cash in lieu of any fractional shares of Class A Common Stock or shares of Class B Common Stock that would otherwise have been payable to any Legacy Banzai securityholders, equal to $100,000,000. See Note 4 - Reverse Merger Capitalization with 7GC & Co. Holdings Inc. for further details of the merger.

Emerging Growth Company

Upon closure of the Merger, the Company became an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies.

Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934, as amended (the “Exchange Act”). The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies. Any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard. Therefore, the Company’s financial statements may not be comparable to certain public companies.

1. Organization

The Business

Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by marketers to power webinars, trainings, virtual events, and on-demand video content.

Close of the Merger

On December 14, 2023 (the “Closing Date”), 7GC & Co. Holdings Inc. (“7GC”), our predecessor company, consummated the business combination pursuant to the Agreement and Plan of Merger and Reorganization, dated as of December 8, 2022 (the “Original Merger Agreement”), by and among 7GC, Banzai International, Inc. (“Legacy Banzai”), 7GC Merger Sub I, Inc., an indirect wholly owned subsidiary of 7GC (“First Merger Sub”), and 7GC Merger Sub II, LLC, a direct wholly owned subsidiary of 7GC (“Second Merger Sub”), as amended by the Amendment to Agreement and Plan of Merger, dated as of August 4, 2023 (the “Merger Agreement Amendment” and, together with the Original Merger Agreement, the “Merger Agreement”), by and between 7GC and Legacy Banzai.

Pursuant to the terms of the Merger Agreement, a business combination between 7GC and Legacy Banzai was effected through (a) the merger of First Merger Sub with and into Legacy Banzai, with Legacy Banzai surviving as a wholly-owned subsidiary of 7GC (Legacy Banzai, in its capacity as the surviving corporation of the merger, the “Surviving Corporation”) (the “First Merger”) and (b) the subsequent merger of the Surviving Corporation with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger, which ultimately resulted in Legacy Banzai becoming a wholly-owned direct subsidiary of 7GC (the “Second Merger” and, together with the First Merger, the “Mergers” and, collectively with the other transactions described in the Merger Agreement, the “Merger”). On the Closing Date, and in connection with the closing of the Merger (the “Closing”), 7GC changed its name to Banzai International, Inc.

Although 7GC was the legal acquirer of Legacy Banzai in the merger, Legacy Banzai is deemed to be the accounting acquirer, and the historical financial statements of Legacy Banzai became the basis for the historical financial statements of the Company upon the closing of the merger.

Furthermore, the historical financial statements of Legacy Banzai became the historical financial statements of the Company upon the consummation of the merger. As a result, the financial statements included in this Annual Report reflect (i) the historical operating results of Legacy Banzai prior to the merger; (ii) the combined results of 7GC and Legacy Banzai following the close of the merger; (iii) the assets and liabilities of Legacy Banzai at their historical cost and (iv) the Legacy Banzai’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger.

The aggregate consideration payable to securityholders of Legacy Banzai at the Closing consisted of a number of shares of Class A Common Stock or shares of Class B Common Stock, and cash in lieu of any fractional shares of Class A Common Stock or shares of Class B Common Stock that would otherwise have been payable to any Legacy Banzai securityholders, equal to $100,000,000. See Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc. for further details of the merger.

Termination of Hyros Acquisition and Amended Merger Agreement with 7GC

In December 2022, the Company entered into an Agreement and Plan of Merger with Hyros, Inc., (“Hyros”) (the “Hyros Purchase Agreement”) whereby Banzai would acquire 100% of the issued share capital of Hyros for approximately $110 million in a primarily stock transaction. The acquisition was expected to enhance Banzai’s role as a full-stack marketing technology platform, expand its total addressable market, to significantly enhance the Banzai platform and accelerate its long-term revenue growth and operational efficiency.

Concurrently, in December 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Original Merger Agreement”) with 7GC & Co. Holdings Inc. (“7GC”), a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities, pending the close of the Hyros Purchase Agreement. On July 31, 2023, Banzai sent a notice of termination to Hyros. On August 1, 2023, Banzai and Hyros terminated the Hyros Purchase Agreement and the Hyros Side Letter (the “Hyros Transaction Termination”), with immediate effect, in connection with the inability to procure the Hyros audited financial statements on the timeline contemplated by the Hyros Purchase Agreement.

On August 4, 2023, the Company entered into an Amendment to the Agreement and Plan of Merger and Reorganization (the “Amended Merger Agreement” and together with the Original Merger Agreement, the “Merger Agreement”) with 7GC (the “Merger”). As a result of the Merger Agreement, all outstanding shares of capital stock of Banzai will be canceled and converted into the right to receive newly issued shares of common stock, par value $0.0001 per share, 7GC Common Stock determined based on a pre-money enterprise valuation of Banzai of $100 million and a $10.00 price per share of 7GC Common Stock.

Emerging Growth Company

Upon closure of the Merger, the Company became an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard. Therefore, the Company’s financial statements may not be comparable to certain public companies.